Trade payables	12 Months Ended
Dec. 31, 2025
Trade payables [Abstract]
Trade payables
16.	Trade payables

	As of December 31,
	2024	2025
	RMB’000	RMB’000

Payables for charging services	73,559	216,132
Payables for energy solutions	68,331	21,612
	141,890	237,744
Included in trade payables per balance sheet	104,224	230,832
Included in liabilities relating to assets classified as held for sale	37,666	6,912

The Group’s trade payables are non-interest bearing and have an average term of three months.